Significant Accounting Policies (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of significant accounting policies [text block] [Abstract]
Contribution amount	$ 92	$ 69	$ 44